Financial Instruments - Summary of Credit Risk Exposures (Detail) - CAD ($) $ in Millions		Jul. 31, 2025		Apr. 30, 2025	Oct. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Total	[1]	$ 1,326,419		$ 1,316,725	$ 1,305,445
IRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Total	[1]	1,100,295
Standardized portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1]	226,124
Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[2],[3]	516,892		514,085	535,326
Undrawn commitments	[1]	91,383		92,503	99,011
Other exposures	[1],[4]	162,728		157,911	131,677
Total	[1]	771,003		764,499	766,014
Non retail [member] | IRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[2],[3]	448,236
Undrawn commitments	[1]	86,620
Other exposures	[1],[4]	141,016
Total	[1]	675,872
Non retail [member] | Standardized portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[2],[3]	68,656
Undrawn commitments	[1]	4,763
Other exposures	[1],[4]	21,712
Total	[1]	95,131
Retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[5]	429,668		428,128	417,760
Undrawn commitments	[1],[5]	125,679		124,032	121,609
Other exposures	[1],[5]	69		66	62
Total	[1],[5]	555,416		552,226	539,431
Retail [member] | IRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[5]	308,781
Undrawn commitments	[1],[5]	115,642
Total	[1],[5]	424,423
Retail [member] | Standardized portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[5]	120,887
Undrawn commitments	[1],[5]	10,037
Other exposures	[1],[5]	69
Total		$ 130,993	[1],[5]	$ 129,000	$ 127,000

[1]	After credit risk mitigation and excludes equity securities, centralized counterparties and other assets.
[2]	Non-retail drawn exposures include government guaranteed and privately insured mortgages and retail loans.
[3]	Non-retail drawn includes loans, bankers’ acceptances, deposits with financial institutions and FVOCI debt securities.
[4]	Includes off-balance sheet lending instruments such as letters of credit, letters of guarantee, securitizations, over-the-counter derivatives and repo-style transactions net of related collateral.
[5]	Retail includes residential mortgages, credit cards, lines of credit, other personal loans and small business treated as other regulatory retail.